Supplement dated September 19, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - NFJ Dividend Value Fund	5/1/2016
Effective November 14, 2016 (the Effective Date), NFJ Investment Group LLC (NFJ Investment) no longer serves as the subadviser to the Fund and T. Rowe Price Associates, Inc. (T. Rowe Price) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – T. Rowe Price Large Cap Value Fund. Accordingly, on the Effective Date, all references in the prospectus to NFJ Investment are hereby deleted and all references to Variable Portfolio – NFJ Dividend Value Fund are hereby deleted and replaced with Variable Portfolio – T. Rowe Price Large Cap Value Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - NFJ Dividend Value Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $201.9 million and $580.5 billion as of August 31, 2016). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
In addition, through November 18, 2016, under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends.
The information under the heading “Principal Risks” in the “Summary of VP - NFJ Dividend Value Fund” section of the prospectus is hereby revised to remove Depositary Receipts Risk, Emerging Market Securities Risk, Foreign Securities Risk, Real Estate-Related Investment Risk and Small- and Mid-Cap Company Securities Risk.
The rest of the section remains the same.
The information under the heading “Fund Management” in the “Summary of VP - NFJ Dividend Value Fund” section of the prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: T. Rowe Price Associates, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Heather McPherson	Vice President and Portfolio Manager of T. Rowe Price	Co-manager	November 2016
Mark Finn, CFA, CPA	Vice President and Portfolio Manager of T. Rowe Price	Co-manager	November 2016
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-manager	November 2016
The information under the heading “Principal Investment Strategies” in the “More Information About VP - NFJ Dividend Value Fund” section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $201.9 million and $580.5 billion as of August 31, 2016). The market capitalization range and composition of the companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
S-6546-72 A (9/16)

In addition, through November 18, 2016, under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, T. Rowe Price Associates, Inc. (T. Rowe Price or the Subadviser), which provides day-to-day portfolio management to the Fund.
The Subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but, in the opinion of the Subadviser, have good prospects for capital appreciation. In selecting investments, the Subadviser generally looks for one or more of the following:
■	low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, the company’s peers, or its own historical norm;
■	low stock price relative to a company’s underlying asset values;
■	companies that may benefit from restructuring activity;
■	a sound balance sheet and other positive financial characteristics; and/or
■	fundamental or other factors or reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
The Subadviser may sell securities for a variety of reasons, including, among others, to secure gains, limit losses, or redeploy assets into what are believed to be more promising opportunities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
The information under the heading “Principal Risks” in the “More Information About VP - NFJ Dividend Value Fund” section of the prospectus is hereby revised to remove Depositary Receipts Risk, Emerging Market Securities Risk, Foreign Securities Risk, Real Estate-Related Investment Risk and Small- and Mid-Cap Company Securities Risk.
The rest of the section remains the same.
The information under the heading “Portfolio Management” in the “More Information About VP - NFJ Dividend Value Fund” section of the prospectus is hereby superseded and replaced with the following:
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with T. Rowe Price will be available in the Fund’s annual report to shareholders for the fiscal year ending December 31, 2016.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
T. Rowe Price, which has served as Subadviser to the Fund since the Effective Date, is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.

S-6546-72 A (9/16)

Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: T. Rowe Price Associates, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Heather McPherson	Vice President and Portfolio Manager of T. Rowe Price	Co-manager	November 2016
Mark Finn, CFA, CPA	Vice President and Portfolio Manager of T. Rowe Price	Co-manager	November 2016
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-manager	November 2016
Ms. McPherson joined T. Rowe Price in 2002. Ms. McPherson began her investment career in 2001 and earned a B.S. from the University of California-Davis and an M.B.A. from Duke University.
Mr. Finn joined T. Rowe Price in 1990. Mr. Finn began his investment career in 1985 and earned a B.S. from the University of Delaware.
Mr. Linehan joined T. Rowe Price in 1998. Mr. Linehan began his investment career in 1987 and earned a B.A. from Amherst College and an M.B.A. from Stanford University.
Shareholders should retain this Supplement for future reference.
3
S-6546-72 A (9/16)